UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               -----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SRB Corporation
Address:     100 Summer Street
             Boston, MA 02110

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frederick C. Childs
Title:      Vice President
Phone:      617-457-7527

Signature, Place, and Date of Signing:

/s/ Frederick C. Childs     Boston, MA                    8/14/12
-----------------------     -----------------------       --------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             10

Form 13F Information Table Value Total:     $  333,557
(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
1                                The Plymouth Rock Company Incorporated
2
3

                                                        [NAME OF ENTITY
                                        FORM 13F INFORMATION TABLE AS OF JUNE 30, 2012


   COLUMN 1          COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
                                                                                                           VOTING AUTHORITY
                      TITLE                  VALUE      SHRS OR    SH/  PUT/   INVESTMENT   OTHER
NAME OF ISSUER      OF CLASS      CUSIP     (X$1000)    PRN AMT    PRN  CALL   DISCRETION   MANAGER      SOLE     SHARED     NONE
Exxon Mobil Corp       COM      30231G102   $54,573     629,230     SH       SHARED-DEFINED    1        629,230
First Rep Bk SF        COM      33616C100    $6,506     197,502     SH       SHARED-DEFINED    1        197,502
Intel Corp             COM      458140100   $56,900   2,023,823     SH       SHARED-DEFINED    1      2,023,823
Merck & Co Inc         COM      58933Y105   $52,217   1,359,814     SH       SHARED-DEFINED    1      1,359,814
Microsoft Corp         COM      594918104   $53,144   1,647,630     SH       SHARED-DEFINED    1      1,647,630
Northeast Bancorp      COM NEW  663904209    $1,839     157,041     SH       SHARED-DEFINED    1        157,041
Procter & Gamble Co    COM      742718109    $6,993     104,047     SH       SHARED-DEFINED    1        104,047
Safety Ins Group Inc   COM      78648T100   $56,423   1,355,011     SH       SHARED-DEFINED    1      1,355,011
Target Corp            COM      87612E106   $33,180     569,425     SH       SHARED-DEFINED    1        569,425
Verisk Analytics Inc   CL A     92345Y106   $11,782     250,850     SH       SHARED-DEFINED    1        250,850